Non-Participant Directed Assets - Schedule of Changes in Net Asset (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Changes in net assets available for benefits:
Net appreciation in the fair value of investments	$ 143,328,864
Employer contributions	27,130,767
Benefits paid to participants	(96,462,781)
Net increase in net assets	117,098,082
EBP, Nonparticipant-Directed
Changes in net assets available for benefits:
Net appreciation in the fair value of investments	29,223,437
Employer contributions	10,980,167
Benefits paid to participants	(19,260,464)
Net increase in net assets	$ 20,943,140